Supplemental Information with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Statement Text Block Abstract
Schedule of supplemental information with respect to cash flows
	2022	2021	2020
Change in non-cash working capital:
Trade and other receivables	$(116,304)	$187,432	$(2,773,808)
Prepaids	(19,238)	594,734	(496,132)
Inventory	(3,028,071)	(3,075,532)	(601,487)
Advances to suppliers	314,315	264,383	(83,860)
Accounts payable and accrued liabilities	664,629	(158,906)	1,372,389
Deferred revenue	149,600	-	-
Due to/from related party	-	214,456	(76,866)
	$(2,035,069)	$(1,973,433)	$(2,659,764)